Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Property, plant and equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line
method over the following estimated useful lives:

Computer equipment	3-5 years
Software	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	8 years
Leasehold improvements	Shorter of the related lease term or useful life

Summary of contract liabilities
The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets, as of December 31, 2024 and 2023 (in thousands):

	2024	2023

Balance at January 1	$1,100	$1,830
Addition of deferred revenue	—	3,113
Recognition of revenue	(1,100)	(3,843)

Balance at December 31	$—	$1,100

BURTECH ACQUISITION CORP [Member]
Summary of contract liabilities	The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities:

	Contract Liabilities
(Amounts in thousands)	2025	2024
Balance as of January 1	$—	$1,100
Additions to deferred revenue	—	1,728
Deferred revenue recognized	—	(183)

Balance as of March 31	$—	$2,645